Business and Geographic Segment Information - Schedule of Off-Network and On-Network Revenues (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Revenue	$ 642,848	$ 651,844	$ 653,803	$ 655,127	$ 672,368	$ 654,946	$ 638,668	$ 644,169	$ 2,603,623	$ 2,610,152	$ 2,588,426
On-Network Revenues [Member]
Segment Reporting Information [Line Items]
Revenue									2,359,517	2,318,059	2,295,135
On-Network Revenues [Member] | Transponder, MSS and other off-network services [Member]
Segment Reporting Information [Line Items]
Revenue									1,988,771	1,950,230	1,907,768
On-Network Revenues [Member] | Managed services [Member]
Segment Reporting Information [Line Items]
Revenue									298,623	276,024	282,386
On-Network Revenues [Member] | Channel [Member]
Segment Reporting Information [Line Items]
Revenue									72,123	91,805	104,981
Off-Network and Other Revenues [Member]
Segment Reporting Information [Line Items]
Revenue									244,106	292,093	293,291
Off-Network and Other Revenues [Member] | Transponder, MSS and other off-network services [Member]
Segment Reporting Information [Line Items]
Revenue									194,601	234,143	237,020
Off-Network and Other Revenues [Member] | Satellite-related services [Member]
Segment Reporting Information [Line Items]
Revenue									$ 49,505	$ 57,950	$ 56,271
Sales Revenue, Segment [Member]
Segment Reporting Information [Line Items]
Concentration risk, percentage									100.00%	100.00%	100.00%
Sales Revenue, Segment [Member] | On-Network Revenues [Member]
Segment Reporting Information [Line Items]
Concentration risk, percentage									91.00%	89.00%	89.00%
Sales Revenue, Segment [Member] | On-Network Revenues [Member] | Transponder, MSS and other off-network services [Member]
Segment Reporting Information [Line Items]
Concentration risk, percentage									76.00%	75.00%	74.00%
Sales Revenue, Segment [Member] | On-Network Revenues [Member] | Managed services [Member]
Segment Reporting Information [Line Items]
Concentration risk, percentage									11.00%	11.00%	11.00%
Sales Revenue, Segment [Member] | On-Network Revenues [Member] | Channel [Member]
Segment Reporting Information [Line Items]
Concentration risk, percentage									3.00%	4.00%	4.00%
Sales Revenue, Segment [Member] | Off-Network and Other Revenues [Member]
Segment Reporting Information [Line Items]
Concentration risk, percentage									9.00%	11.00%	11.00%
Sales Revenue, Segment [Member] | Off-Network and Other Revenues [Member] | Transponder, MSS and other off-network services [Member]
Segment Reporting Information [Line Items]
Concentration risk, percentage									7.00%	9.00%	9.00%
Sales Revenue, Segment [Member] | Off-Network and Other Revenues [Member] | Satellite-related services [Member]
Segment Reporting Information [Line Items]
Concentration risk, percentage									2.00%	2.00%	2.00%